Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Revenue from Contracts with Customers on Primary Geographical Markets
	For the year ended December 31, 2018
	Display segment	Energy segment	Total segments
	(in thousands)
Primary geographical markets:
PRC	$112,542,529	1,089,508	113,632,037
Taiwan	93,126,115	6,231,767	99,357,882
Singapore	39,363,415	7,515	39,370,930
Japan	19,748,373	1,418,491	21,166,864
Others	26,004,322	8,102,354	34,106,676
	$290,784,754	16,849,635	307,634,389

	For the year ended December 31, 2019
	Display segment	Energy segment	Total segments
	(in thousands)
Primary geographical markets:
PRC	$97,084,436	1,277,799	98,362,235
Taiwan	78,394,325	4,835,269	83,229,594
Singapore	38,526,625	7,666	38,534,291
Japan	19,877,671	1,046,332	20,924,003
Others	22,784,165	4,957,406	27,741,571
	$256,667,222	12,124,472	268,791,694

Schedule of Revenue from Contracts on Major Customers

	For the year ended December 31, 2018
	Display segment	Energy segment	Total segments
	(in thousands)
Major products:
Products for Televisions	$113,194,567	-	113,194,567
Products for Mobile PCs and Devices	74,375,305	-	74,375,305
Products for Monitors	47,024,353	-	47,024,353
Products for Commercial and Others(i)	56,190,529	-	56,190,529
Solar Products	-	16,849,635	16,849,635
	$290,784,754	16,849,635	307,634,389
	For the year ended December 31, 2019
	Display segment	Energy segment	Total segments
	(in thousands)
Major products:
Products for Televisions	$87,269,763	-	87,269,763
Products for Mobile PCs and Devices	69,305,510	-	69,305,510
Products for Monitors	39,522,268	-	39,522,268
Products for Commercial and Others(i)	60,569,681	-	60,569,681
Solar Products	-	12,124,472	12,124,472
	$256,667,222	12,124,472	268,791,694

Schedule of Revenue from Contracts on Major Customers
	For the year ended December 31, 2018
	Display segment	Energy segment	Total segments
	(in thousands)
Major customers:
Customer A	$35,358,013	-	35,358,013
Others (individually not greater than 10%)	255,426,741	16,849,635	272,276,376
	$290,784,754	16,849,635	307,634,389

	For the year ended December 31, 2019
	Display segment	Energy segment	Total segments
	(in thousands)

Major customers:
Customer A	$33,142,985	-	33,142,985
Others (individually not greater than 10%)	223,524,237	12,124,472	235,648,709
	$256,667,222	12,124,472	268,791,694

(i)	Others include sales from products for other applications and sales of raw materials, components and from service charges.